Condensed Consolidated Statements of Cash Flows (Parenthetical) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Global Partner Acquisition Corp II [Member]
Restructuring Cost and Reserve [Line Items]
Redemption of common shares	2,137,134	26,068,281	26,068,281	26,068,281